Stockholders’ Equity	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Stockholders’ Equity

5. Stockholders’ Equity

Financings

May 2024 Financing — On May 16, 2024, the Company entered into a purchase agreement (the “Purchase Agreement”) with Triton Funds LP (“Triton”), pursuant to which the Company agreed to sell, and Triton agreed to purchase, upon the Company’s request in one or more transactions, up to 95,833 shares of the Company’s common stock at a purchase price of $6.48 per share (the “Purchase Price”), for aggregate gross proceeds of up to $621,000. The Company recorded expense of approximately $100,000, primarily related to legal fees, in connection with the execution of the Purchase Agreement with Triton. On July 3, 2024, the Company terminated the Purchase Agreement with Triton effective immediately. No shares of common stock were sold by the Company pursuant to the Purchase Agreement prior to termination.

July 2024 Financing — On July 11, 2024, the Company entered into inducement letter agreements (the “July 2024 Inducement Letter Agreements”) with certain holders of certain of the Company’s existing warrants to purchase up to an aggregate of 545,286 shares of the Company’s common stock. The existing warrants were originally issued in February 2020 through December 2023, having exercise prices between $324.00 and $9.72 per share. Pursuant to the July 2024 Inducement Letter Agreements, these warrants were exercised for cash at a reduced exercise of $5.45 per share in consideration of the Company’s agreement to issue new unregistered five and one-half year term Series C warrants to purchase up to 583,098 shares of common stock at an exercise price of $5.45 and new unregistered eighteen month term Series D warrants to purchase up to 507,474 shares of common stock at an exercise price of $5.45, both issued and sold at a price of $0.125 per warrant share (the “July 2024 Financing”). In addition, the Company issued warrants to the placement agent, HCW, to purchase a total of 40,896 shares of common stock at an exercise price of $6.8125 per share. The net proceeds to the Company from the July 2024 Financing were approximately $2,646,000, after deducting placement agent fees and offering expenses. The Company incurred non-cash equity issuance cost of approximately $2.4 million for the incremental fair value of the outstanding equity classified warrants and approximately $0.2 million for placement agent warrants.

Pursuant to the terms of the July 2024 Inducement Letter Agreements, in the event that the exercise of the existing warrants in the July 2024 Financing would have otherwise caused a holder to exceed the beneficial ownership limitations set forth in the existing warrant, the Company issued the number of shares that would not cause a holder to exceed such beneficial ownership limitation and agreed to hold such balance of shares of common stock in abeyance. Accordingly, an aggregate of 328,758 shares of common stock were held in abeyance (the “July 2024 Abeyance Shares”) with such July 2024 Abeyance Shares evidenced through the holder’s existing warrants and which are deemed to be prepaid. The July 2024 Abeyance Shares were held until notice was received by the holder that the balance of the shares of common stock could be issued in compliance with such beneficial ownership limitations and were exercised pursuant to a notice of exercise from the holder. Until such time, the Abeyance Shares were evidenced through the holder’s existing warrants and have been included in the Company’s table of outstanding warrants below. During the three months ended September 30, 2024, 231,758 of the July 2024 Abeyance Shares were released. The remainder of the July 2024 Abeyance Shares were subsequently released in October 2024.

April 2023 Financing — On April 20, 2023, the Company completed a registered direct offering and a concurrent private placement of a total of: 39,331 registered shares of the Company’s common stock at a purchase price per share of $50.85, unregistered five and one-half year term Series A warrants to purchase up to 39,331 shares of common stock at an exercise price of $48.60 per share and unregistered eighteen month term Series B warrants to purchase up to 39,331 shares of common stock at an exercise price of $48.60 per share (collectively, the “April 2023 Financing”). In addition, the Company issued unregistered warrants to the placement agent, H.C. Wainwright & Co., LLC (“HCW”), in the April 2023 Financing to purchase a total of 2,950 shares of common stock at an exercise price of $63.56 per share. Net proceeds to the Company from the April 2023 Financing were $1,538,000 after deducting placement agent fees and offering expenses.

In connection with the April 2023 Financing, the Company entered into warrant amendment agreements (the “Warrant Amendment Agreements”) with the participating investors to amend the exercise price of certain existing warrants to purchase up to an aggregate of 21,291 shares of common stock that were previously issued in April 2018 through January 2021, such that each of the amended warrants have an exercise price of $48.60 per share. The Company received $23,952 as consideration in connection with the Warrant Amendment Agreements. The Company assessed the amendments to the exercise price of the warrants under ASC Topic 815, “Derivatives and Hedging” (“ASC 815”) and determined that the amendment to the exercise price was completed in connection with and contingent on the close of the April 2023 Financing. The increase in fair value of $293,000 related to the Warrant Amendment Agreements was recognized as an equity issuance cost and recorded in additional paid in capital per ASC 815.

June 2023 Financing — On June 2, 2023, the Company completed a registered direct offering and a concurrent private placement of a total of: 25,961 registered shares and 8,000 unregistered shares of the Company’s common stock each at a purchase price per share of $38.52, unregistered pre-funded warrants to purchase up to an aggregate of 69,881 shares of common stock at a purchase price per share of $38.511 and with a pre-funded warrant exercise price of $0.009 per share, unregistered five and one-half year term Series A warrants to purchase up to an aggregate of 103,842 shares of common stock at an exercise price of $36.27 per share and unregistered eighteen month term Series B warrants to purchase up to an aggregate of 103,842 shares of common stock at an exercise price of $36.27 per share (collectively, the “June 2023 Financing”). In addition, the Company issued unregistered warrants to the placement agent, HCW, in the June 2023 Financing to purchase a total of 7,788 shares of common stock at an exercise price of $48.15 per share. Net proceeds to the Company from the June 2023 Financing were $3,510,000 after deducting placement agent fees and offering expenses.

December 2023 Financing — In December 2023, the Company entered into an inducement letter agreement (the “December 2023 Inducement Letter Agreement”) with certain holders of the Company’s existing warrants to purchase up to an aggregate of 236,695 shares of the Company’s common stock (the “December 2023 Financing”). Pursuant to the terms of the December 2023 Inducement Letter Agreement, in the event that the exercise of the existing warrants in the December 2023 Financing would have otherwise caused a holder to exceed the beneficial ownership limitations set forth in the existing warrant, the Company issued the number of shares that would not cause a holder to exceed such beneficial ownership limitation and agreed to hold such balance of shares of common stock in abeyance. Accordingly, an aggregate of 91,820 shares of common stock were held in abeyance (the “December 2023 Abeyance Shares”) with such December 2023 Abeyance Shares evidenced through the holder’s existing warrants and which were deemed to be prepaid. The December 2023 Abeyance Shares were held until notice was received by the holder that the balance of the shares of common stock could be issued in compliance with such beneficial ownership limitations and were exercised pursuant to a notice of exercise from the holder. Until such time, the December 2023 Abeyance Shares were evidenced through the holder’s existing warrants and have been included in the Company’s table of outstanding warrants below.

Pursuant to the terms of the Inducement Letter Agreement, in the event that the exercise of the existing warrants in the December 2023 Financing would have otherwise caused a holder to exceed the beneficial ownership limitations set forth in the existing warrant, the Company issued the number of shares that would not cause a holder to exceed such beneficial ownership limitation and agreed to hold such balance of shares of common stock in abeyance. Accordingly, at December 31, 2023, an aggregate of 91,819 shares of common stock were held in abeyance (the “Abeyance Shares”) with such Abeyance Shares evidenced through the holder’s existing warrants and which are deemed to be prepaid. The Abeyance Shares will be held until notice is received by the holder that the balance of the shares of common stock may be issued in compliance with such beneficial ownership limitations and may be exercised pursuant to a notice of exercise from the holder. Until such time, the Abeyance Shares are evidenced through the holder’s existing warrants and have been included in the Company’s table of outstanding warrants below. The remainder of the December 2023 Abeyance Shares were subsequently released during the first quarter of 2024.

Warrants

The Company first assesses warrants that are issued by the Company under the FASB ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”) to determine whether the warrants are within the scope of ASC 480. If there are no instances outside of the Company’s control that could require cash settlement, the Company then applies and follows the applicable accounting guidance in ASC 815. Financial instruments are accounted for as either derivative liabilities or equity instruments depending on the specific terms of the agreement. Based on the assessment of the warrants issued by the Company under the guidance in ASC 480 and ASC 815, the warrants issued by the Company have been classified within stockholder’s equity.

During the three months ended September 30, 2024, 231,758 of the July 2024 Abeyance Shares were released and issued. During the three months ended September 30, 2023, 35,588 shares of common stock were issued related to the exercise of pre-funded warrants from the June 2023 Financing.

During the nine months ended September 30, 2024, all of the December 2023 Abeyance Shares were released and issued and 231,758 of the July 2024 Abeyance Shares were released and issued. During the nine months ended September 30, 2023, 55,032 shares of common stock were issued related to the exercise of pre-funded warrants from the June 2023 Financing.

The following table summarizes the Company’s outstanding warrants, all of which are classified as equity instruments, at September 30, 2024:

Schedule of outstanding warrants
	Number of Shares	Weighted- Average Exercise Price Per Share
Outstanding at December 31, 2023	703,530	$35.99
Issued	1,131,468	5.50
Exercised	(540,112)	6.56
Expired	–	–
Outstanding at September 30, 2024	1,294,886	$21.62